Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Amortized cost of securities available-for-sale	$ 1,299,980	$ 1,222,143
Fair value of securities held-to-maturity	$ 143,490	$ 187,402
Preferred stock, shares authorized	200,000	200,000
Preferred stock, shares issued	0	0
Preferred stock per share liquidation preference	$ 0	$ 0
Common stock, no par value	$ 0	$ 0
Common stock, shares authorized	20,000,000	20,000,000
Common stock stock, shares issued	16,150,888	16,150,941
Treasury stock, shares	758,489	738,989